CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL AND NON-CASH FINANCING ACTIVITIES (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
SUPPLEMENTAL INFORMATION:
Interest paid	$ 7,204	$ 8,763	$ 8,860
Income taxes paid	77,964	50,224	51,578
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 6,870	$ 6,229	$ 5,837